Net Income (Loss) Per Share	12 Months Ended
Dec. 31, 2016
Net Income (Loss) Per Share
Net Income (Loss) Per Share

12. Net Income (Loss) Per Share

Basic net income (loss) per share is computed using the weighted average number of the ordinary shares outstanding during the period. Options, RSUs and preferred shares are not considered outstanding in the computation of basic earnings per share (“EPS”). Diluted EPS is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under the treasury stock method. For the year ended December 31, 2014, options to purchase ordinary shares and RSUs that were anti-dilutive and excluded from the calculation of diluted net loss per share were 17.8 million. For the years ended December 31, 2015 and 2016, options to purchase ordinary shares and RSUs of 9.8 million and 8.1 million, respectively, were recognized as dilutive factors and included in the calculation of diluted net income per share. For the years ended December 31, 2014, 2015 and 2016, no preferred shares were included in the calculation of diluted net income (loss) per share of the Group, as all preferred shares converted into ordinary shares during the Group’s IPO in April 2014.

The following table sets forth the computation of basic and diluted net income (loss) per share for the periods indicated:

	Year Ended December 31,
	2014	2015	2016
	(In thousands, except per share data)
Basic net income (loss) per share calculation:
Numerator:
Net income (loss) attributable to Weibo	$(65,325)	$34,745	$108,027
Denominator:
Weighted average ordinary shares outstanding	186,878	208,163	214,745
Basic net income (loss) per share attributable to Weibo	$(0.35)	$0.17	$0.50

Diluted net income (loss) per share calculation:
Numerator:
Net income (loss) attributable for calculating diluted net income (loss) per share	$(65,325)	$34,745	$108,027
Denominator:
Weighted average ordinary shares outstanding	186,878	208,163	214,745
Weighted average ordinary shares equivalents:
Effects of dilutive securities
Stock options	—	8,572	4,334
Unvested restricted share units	—	1,183	3,780
Shares used in computing diluted net income (loss) per share attributable to Weibo	186,878	217,918	222,859
Diluted net income (loss) per share attributable to Weibo	$(0.35)	$0.16	$0.48